Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
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Balances and Transactions with Related Parties
35.	BALANCES AND TRANSACTIONS WITH RELATED PARTIES
The information detailed in the tables below shows the balances with associates and joint ventures as of December 31, 2019, 2018 and 2017 and transactions with the mentioned parties for the years ended on such dates.

	2019				2018			2017
	Other receivables	Trade receivables	Accounts payable	Contract liabilities	Other receivables	Trade receivables	Accounts payable	Other receivables	Trade receivables	Accounts payable
	Current	Current	Current	Current	Current	Current	Current	Current	Current	Current
Joint ventures:
Profertil	12	587	114	—	2	461	428	107	239	215
MEGA	—	2,995	350	—	—	2,441	6	—	925	149
Refinor	—	956	123	—	—	770	5	—	224	8
Bizoy S.A.	—	17	—	—	11	—	—	5	—	—
Y-GEN I	—	—	—	—	—	2	—	57	—	—
Y-GEN II	—	—	—	—	—	—	—	22	—	—
YPF EE (1)	296	2,278	2,183	679	218	1,552	1,301	—	—	—
Petrofaro S.A.	—	6	—	—	—	267	151	—	35	51
OLCLP	56	59	70	—	1,884	—	—	—	—	—

	364	6,898	2,840	679	2,115	5,493	1,891	191	1,423	423

Associates:
CDS	—	1,063	—	—	—	518	—	—	122	—
YPF Gas	90	317	73	—	637	414	62	589	230	15
Oldelval	—	77	401	—	—	34	272	—	—	131
Termap	—	—	182	—	—	—	102	—	—	52
OTA	9	—	14	—	5	—	14	—	—	5
OTC	4	—	—	—	7	—	—	5	—	—
GPA	—	—	99	—	4	—	80	4	—	19
Oiltanking	—	—	198	—	21	—	147	—	—	96
Gas Austral S.A.	—	12	1	—	2	16	—	2	7	—

	103	1,469	968	—	676	982	677	600	359	318

	467	8,367	3,808	679	2,791	6,475	2,568	791	1,782	741

	2019			2018			2017
	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)
Joint ventures:
Profertil	4,418	3,044	—	2,751	1,964	—	906	901	—
MEGA	10,672	1,854	—	8,150	438	—	4,058	814	—
Refinor	3,310	481	(16)	2,594	323	—	838	225	10
Bizoy S.A.	—	—	—	—	—	—	1	—	—
Y-GEN I	5	—	—	4	—	—	34	—	—
Y-GEN II	—	—	—	—	—	—	41	—	—
YPF EE (1)	5,016	3,862	—	2,064	1,548	47	—	—	—
Petrofaro S.A.	9	23	—	223	150	—	33	58	—
OLCLP	66	316	—	—	—	—	—	—	—

	23,496	9,580	(16)	15,786	4,423	47	5,911	1,998	10

Associates:
CDS	1,955	1	—	565	—	—	102	—	—
YPF Gas	2,217	252	162	1,608	104	217	863	51	51
Oldelval	238	2,192	—	103	1,167	—	—	596	—
Termap	—	1,302	—	6	666	—	—	366	—
OTA	1	80	—	1	47	—	—	25	—
GPA	—	845	—	—	363	—	—	202	—
Oiltanking	3	1,350	—	4	777	—	1	428	—
Gas Austral S.A.	206	1	—	199	—	—	78	1	—

	4,620	6,023	162	2,486	3,124	217	1,044	1,669	51

	28,116	15,603	146	18,272	7,547	264	6,955	3,667	61

(1)	On March 20, 2018, YPF EE was reclassified as a joint venture. Includes transactions following the loss of control over YPF EE. See Note 3.

Additionally, in the normal course of business, and considering being the main energy group in Argentina, the Group’s client/suppliers portfolio encompasses both private sector entities as well as national public sector entities. As required by IAS 24 “Related party disclosures”, among the major transactions above mentioned the most important are:

		Balances			Transactions
		Credits / (Liabilities)			Income / (Costs)
Customers / Suppliers	Ref.	2019	2018	2017	2019	2018	2017
SGE	(1) (16)	26,223	26,978	13,417	—	—	12,840
SGE	(2) (16)	3,416	1,211	—	5,684	1,376	—
SGE	(3) (16)	155	282	190	657	347	191
SGE	(4) (16)	166	192	162	7	107	119
SGE	(5) (16)	475	—	—	475	—	—
SGE	(6) (16)	172	1,255	—	995	3,447	—
SGE	(7) (16)	4,417	3,535	—	361	4,149	—
Ministry of Transport	(8) (16)	2,056	3,044	840	5,923	9,192	5,402
Secretariat of Industry	(9) (16)	—	—	24	688	—	188
CAMMESA	(10)	627	3,822	4,444	6,650	18,029	17,569
CAMMESA	(11)	386	(444)	(316)	(3,778)	(3,272)	(2,090)
IEASA	(12)	5,041	4,326	698	11,994	7,600	2,920
IEASA	(13)	(505)	(745)	(1,591)	(462)	(1,156)	(214)
Aerolíneas Argentinas S.A. and Austral Líneas Aéreas Cielos del Sur S.A.	(14)	5,033	3,454	946	16,036	8,710	4,300
Aerolíneas Argentinas S.A. and Austral Líneas Aéreas Cielos del Sur S.A.	(15)	—	—	—	—	(21)	(28)

(1)	Benefits for the Stimulus Programs for the Additional Injection of Natural Gas.
(2)	Benefits for the Stimulus Program for Investments in Natural Gas Production Developments from Non-Conventional Reservoirs.
(3)	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks.
(4)	Benefits for the bottle-to-bottle program.
(5)	Benefits for recognition of the financial cost generated by payment deferral by providers of the distribution service of natural and undiluted propane gas through networks.
(6)	Procedure to compensate for the lower income that Natural Gas Piping Distribution Service Licensed Companies receive from their users for the benefit of Metrogas.
(7)
Procedure to compensate the payment of the daily differences accumulated on a monthly basis between the price of the gas purchased by Natural Gas Piping Distribution Service Companies and the price of the natural gas included in the respective tariff schemes for the benefit of Metrogas.

(8)	The compensation for providing diesel to public transport of passengers at a differential price.
(9)	Incentive for domestic manufacturing of capital goods, for the benefit of AESA.
(10)	The provision of fuel oil and natural gas, and electric power generation corresponding to YPF EE until the date of loss of control by YPF.
(11)	Purchases of energy. As of December 31, 2019, the Group has a credit balance for energy purchases.
(12)
Sale of natural gas and provision of regasification service in the regasification projects of LNG in Escobar. Likewise, for the ten months period as of December 31, 2018 and for the fiscal year ended December 31, 2017, it also included the regasification projects of LNG in Bahía Blanca.

(13)	The purchase of natural gas and crude oil.
(14)	The provision of jet fuel.
(15)	The purchase of miles for the YPF Serviclub program.
(16)	Income recognized under the guidelines of IAS 20.
Additionally, the Group has entered into certain financing and insurance transactions with entities related to the national public sector. Such transactions consist of certain financial transactions that are described in Notes 14 and 20 and transactions with Nación Seguros S.A. related to certain insurance policies contracts.
On the other hand, the Group holds BONAR 2020 (see Note 34.g) and 2021, classified as “Investments in financial assets”.
Furthermore, in relation to the investment agreement signed between YPF and Chevron subsidiaries, YPF has an indirect non-controlling
interest in CHNC with which YPF carries out transactions in connection with the mentioned investment agreement. See Note 33.b.

The table below discloses the compensation for the YPF’s key management personnel, including members of the Board of Directors and Vice Presidents (managers with executive functions appointed by the Board of Directors), for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Short-term employee benefits (1)	515	337	221
Share-based benefits	123	55	34
Post-retirement benefits	22	14	10
Termination benefits	—	—	109

	660	406	374

(1)	Does not include Social Security contributions of 133, 66 and 50 for the years ended December 31, 2019, 2018 and 2017, respectively.